INVESTMENTS - Information on investees (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Alianca Atlantica Holding B.V. ("Alianca")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia AIX de Participacoes ("AIX")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia ACT de Participacoes ("ACT")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest in jointly-controlled subsidiary (as a percent)	25.00%
Terra Networks Brasil Ltda ("Terra Networks")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	100.00%	100.00%
Telefonica Transportes e Logistica Ltda ("TGLog")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	100.00%	99.99%
POP Internet Ltda ("POP")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	100.00%	99.99%
Vivo Money Credit Rights Investment Fund ("Vivo Money")
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	100.00%	100.00%
CloudCo Brasil
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	50.01%
IoTco Brasil
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Ownership interest (as a percent)	50.01%